ACCUMULATED OTHER COMPREHENSIVE INCOME Schedules of Accumulate Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized net loss on qualifying cash flow hedging instruments	$ (1,822)	$ (6,832)	$ (19,462)
Unrealized gain on available-for-sale securities	7,796	5,911	0
Losses associated with pensions, net of tax recoveries of $0.3 million (2011: $0.4 million)	12,731	17,809	15,486
Losses associated with pensions, net of tax recoveries of $0.2 million (2012: $0.3 million)	200	300
Accumulated Other Comprehensive Income (Loss), Net of Tax	(6,757)	(18,730)	(34,948)	(33,311)
Other comprehensive (loss) income before reclassification	22,760	7,229	(1,637)
Amount reclassified from accumulated other comprehensive income	(10,787)	8,989
Movement in Other comprehensive Income	11,973	16,218	(1,637)
Gain (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	7,796	5,911	0	0
Other comprehensive (loss) income before reclassification	12,680	5,911	0
Amount reclassified from accumulated other comprehensive income	(10,795)	0
Movement in Other comprehensive Income	1,885	5,911	0
Pension and post retirement benefit plan adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(12,731)	(17,809)	(15,486)	(12,347)
Other comprehensive (loss) income before reclassification	5,078	(2,323)	(3,139)
Amount reclassified from accumulated other comprehensive income	0	0
Movement in Other comprehensive Income	5,078	(2,323)	(3,139)
Gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(2,676)	(6,832)	(19,462)	(20,964)
Other comprehensive (loss) income before reclassification	4,148	3,641	1,502
Amount reclassified from accumulated other comprehensive income	8	8,989
Movement in Other comprehensive Income	4,156	12,630	1,502
Share of affiliates comprehensive income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	854	0	0	0
Other comprehensive (loss) income before reclassification	854	0	0
Amount reclassified from accumulated other comprehensive income	0	0
Movement in Other comprehensive Income	$ 854	$ 0	$ 0